--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               ------------------
                               ------------------
                                  HOTCHKIS AND

                                  WILEY FUNDS
                               ------------------
                               ------------------
                      Equity Fund For Insurance Companies
                               SEMI-ANNUAL REPORT
                          ---------------------------
                               December 31, 1998

                           725 South Figueroa Street
                                   Suite 4000
                           Los Angeles, CA 90017-5400
                                 (213) 430-1000

                               Investment Advisor
                               Hotchkis and Wiley
                                  Distributor
                       Princeton Funds Distributor, Inc.
         THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:
We are pleased to present to you the semi-annual report of Hotchkis and Wiley Equity Fund for Insurance Companies for the six months ended December 31, 1998. Investment commentary follows.

The last six months of 1998 were a time of great volatility and dramatic events in the marketplace. July began strongly for a narrow group of the largest growth companies. Underneath this narrow group, the erosion of stock prices, which began in April, continued with value underperforming dramatically.

On July 17, the whole U.S. market began collapsing, culminating in a selling crescendo in the last three trading days in August. During the sell-off, a pronounced shift in investor preference began to emerge, as investors refocused on underlying valuation support and were drawn to truly over-sold opportunities within the market. From August 26 through October 8, the more value-oriented stocks performed well relative to the stocks in the S&P 500 Index. The Fund held up well during this period. From August 16 through October 8, the Fund generated a -3.7% return while the S&P 500 Index returned -11.1% and the Russell 1000 Value Index returned -8.1%. However, during the last full six months of 1998, the Fund lagged these indexes, returning -2.2% versus 9.3% for the S&P 500 and 3.1% for the Russell 1000 Value.

The correction ended in early October when the Federal Reserve ignited the market with three interest rate cuts in quick succession. Investors crowded into a handful of the largest, most liquid names. The S&P 500 Index produced sensational returns, but in a relatively narrow group of large-cap stocks. The wide disparity in performance between growth and value stocks continued, as did that between mega-cap stocks and all the others--large-, mid-, and small-cap.

Returns in the Fund came predominantly from telephone companies, as the dynamics of new strategic initiatives became apparent, and electric companies. Also contributing to returns were paper companies, with continuing consolidation; Fannie Mae, which benefited from a refinancing boom driven by falling rates; and Philip Morris, which moved steadily upward on the multi-state tobacco litigation settlement. The Fund's returns were hampered by holdings in the energy sector, which suffered from historically low oil prices. Returns also suffered from lack of exposure to technology and drug companies, which were among the best performing sectors and continued to trade at what we believed were excessive valuation levels.

The difference in prices between value and growth stocks has become exaggerated. The divergence has been with us for over three years and has widened to record levels. Our research supports the current value orientation of the Fund, and we intend to stick to our disciplines of focusing on financially strong companies with above-average current yield and below-average price-to-earnings ratios.

TOTAL RETURNS FOR PERIODS ENDED 12/31/98*

                              Fund     S&P 500 Index
----------------------------------------------------
Six Months................    -2.2%         9.3%
One Year..................     6.5%        28.8%
Five Years................    17.2%        24.2%
Since Inception
  (1/29/93)...............    16.3%        21.8%

* Average annual total return for the periods greater than one year. Past performance is no guarantee of future performance.

As always, we appreciate the trust you place in us. We thank you for your continued support and look forward to reporting to you again in six months.

Sincerely,


[SIGS]
NANCY D. CELICK SIG
Nancy D. Celick
President
HOTCHKIS AND WILEY FUNDS

MARKET INDEXES

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book value ratios and lower forecasted growth values. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which is comprised of the 3,000 largest U.S.-domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity market.)

STANDARD & POOR'S 500 INDEX is a capital-weighted index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

The opinions expressed on the previous page are as of December 31, 1998. The Fund is actively managed and may not continue to hold any specific securities mentioned.

Total returns and average annual total returns for the Fund are net of all charges and fees and assume reinvestment of capital gains distributions and shareholder dividends at net asset value. Investment return and principal will vary so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future performance.

The cited market indexes are unmanaged. It is not possible to invest directly in an index.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
December 31, 1998 (Unaudited)

                    COMMON STOCKS--99.3%                      SHARES        VALUE
------------------------------------------------------------------------------------
AEROSPACE--4.8%
     Lockheed Martin Corporation............................    8,000    $   678,000
     Northrop Grumman Corporation...........................   13,000        950,625
     Rockwell International Corporation.....................    6,000        291,375
                                                                         -----------
                                                                           1,920,000
                                                                         -----------
APPAREL & TEXTILES--0.8%
     Russell Corporation....................................   15,300        310,781
                                                                         -----------
AUTO PARTS--2.1%
     Dana Corporation.......................................   15,500        633,562
     Meritor Automotive, Inc. ..............................        1             21
     TRW Inc. ..............................................    3,400        191,038
                                                                         -----------
                                                                             824,621
                                                                         -----------
AUTOS & TRUCKS--6.2%
     Ford Motor Company.....................................   21,400      1,255,912
     General Motors Corporation.............................   17,000      1,216,562
                                                                         -----------
                                                                           2,472,474
                                                                         -----------
BANKS--7.6%
     Bank One Corporation...................................   19,600      1,000,825
     First Union Corporation................................    7,370        448,188
     Fleet Financial Group, Inc. ...........................   12,000        536,250
     KeyCorp................................................   14,200        454,400
     Washington Mutual, Inc. ...............................   15,624        596,642
                                                                         -----------
                                                                           3,036,305
                                                                         -----------
BEVERAGES--1.2%
     Anheuser-Busch Companies, Inc. ........................    7,000        459,375
                                                                         -----------
BUILDING & FOREST PRODUCTS--2.5%
     Georgia-Pacific (Timber Group).........................   10,900        259,556
     Weyerhaeuser Company...................................   14,500        736,781
                                                                         -----------
                                                                             996,337
                                                                         -----------
CHEMICALS--3.6%
     The Dow Chemical Company...............................    7,600        691,125
     duPont (E.I.) de Nemours & Company.....................    6,000        318,375
     Eastman Chemical Company...............................    8,100        362,475
     Millennium Chemicals, Inc. ............................    2,214         44,003
                                                                         -----------
                                                                           1,415,978
                                                                         -----------

                     See Notes to the Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
December 31, 1998 (Unaudited)

                                                              SHARES        VALUE
                                                              ------        -----
CONGLOMERATES--2.0%
     Tenneco, Inc. .........................................   23,300    $   793,656
                                                                         -----------
CONSUMER PRODUCTS--0.5%
     Tupperware Corporation.................................   11,500        189,031
                                                                         -----------
DRUGS--1.1%
     American Home Products Corporation.....................    8,000        450,500
                                                                         -----------
ENGINEERING & CONSTRUCTION--0.7%
     Harsco Corporation.....................................    9,300        283,069
                                                                         -----------
FINANCIAL SERVICES--3.1%
     Associates First Capital Corporation--Class A..........    4,642        196,705
     Household International, Inc. .........................   16,119        638,715
     Transamerica Corporation...............................    3,300        381,150
                                                                         -----------
                                                                           1,216,570
                                                                         -----------
HOUSEHOLD FURNISHINGS & APPLIANCES--1.9%
     Whirlpool Corporation..................................   14,000        775,250
                                                                         -----------
INSURANCE--5.7%
     American General Corporation...........................    6,087        474,786
     Lincoln National Corporation...........................    6,300        515,419
     Safeco Corporation.....................................   14,000        601,125
     St. Paul Companies, Inc. ..............................    9,400        326,650
     TIG Holdings, Inc. ....................................   22,600        351,713
                                                                         -----------
                                                                           2,269,693
                                                                         -----------
LEISURE/TOYS--0.8%
     Fortune Brands, Inc. ..................................   10,000        316,250
                                                                         -----------
MACHINERY--1.4%
     New Holland N.V........................................   41,000        561,188
                                                                         -----------
MEDICAL PRODUCTS & SUPPLIES--1.1%
     Baxter International, Inc. ............................    6,700        430,894
                                                                         -----------
METALS & MINING--3.0%
     Alcoa, Inc. ...........................................    8,300        618,869
     Phelps Dodge Corporation...............................    3,200        162,800
     Reynolds Metals Company................................    8,100        426,769
                                                                         -----------
                                                                           1,208,438
                                                                         -----------
NATURAL GAS--1.5%
     Eastern Enterprises....................................   13,600        595,000
                                                                         -----------

                     See Notes to the Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
December 31, 1998 (Unaudited)

                                                              SHARES        VALUE
                                                              ------        -----
OIL--DOMESTIC--6.7%
     Atlantic Richfield Company.............................    5,900    $   384,975
     Occidental Petroleum Corporation.......................   35,200        594,000
     Phillips Petroleum Company.............................   20,300        865,288
     Texaco Inc. ...........................................    1,000         52,875
     USX-Marathon Group, Inc. ..............................   14,800        445,850
     Ultramar Diamond Shamrock Corporation..................   13,300        322,525
                                                                         -----------
                                                                           2,665,513
                                                                         -----------
PAPER--3.0%
     Georgia-Pacific Group..................................    4,900        286,956
     International Paper Company............................   12,000        537,750
     Union Camp Corporation.................................    5,700        384,750
                                                                         -----------
                                                                           1,209,456
                                                                         -----------
PHOTOGRAPHY & OPTICAL--1.7%
     Eastman Kodak Company..................................    9,400        676,800
                                                                         -----------
POLLUTION CONTROL--2.0%
     Browning-Ferris Industries, Inc. ......................   10,072        286,422
     Waste Management, Inc. ................................   10,530        490,961
                                                                         -----------
                                                                             777,383
                                                                         -----------
RAILROADS--1.7%
     CSX Corporation........................................    1,900         78,850
     Norfolk Southern Corporation...........................   19,100        605,231
                                                                         -----------
                                                                             684,081
                                                                         -----------
RETAIL--3.9%
     Intimate Brands, Inc. .................................    9,700        289,788
     J.C. Penney Company, Inc. .............................    8,800        412,500
     May Department Stores Company..........................    8,400        507,150
     Sears, Roebuck & Company...............................    8,000        340,000
                                                                         -----------
                                                                           1,549,438
                                                                         -----------
SAVINGS & LOANS--2.3%
     Fannie Mae.............................................   12,300        910,200
                                                                         -----------
STEEL--1.6%
     USX-U.S. Steel Group, Inc. ............................   27,800        639,400
                                                                         -----------
TOBACCO--4.3%
     Philip Morris Companies, Inc. .........................   32,200      1,722,700
                                                                         -----------
TRUCKING--0.5%
     Ryder System, Inc. ....................................    8,000        208,000
                                                                         -----------

                     See Notes to the Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
December 31, 1998 (Unaudited)

                                                              SHARES        VALUE
                                                              ------        -----
UTILITY--ELECTRIC--11.4%
     CMS Energy Corporation.................................   12,000    $   581,250
     Central & South West Corporation.......................    7,000        192,063
     DTE Energy Company.....................................    4,000        171,500
     Edison International...................................    7,100        197,912
     Entergy Corporation....................................    7,400        230,325
     GPU, Inc. .............................................    5,400        238,612
     Illinova Corporation...................................   27,200        680,000
     PECO Energy Company....................................   12,900        536,963
     P P & L Resources, Inc. ...............................   12,937        360,619
     PacifiCorp.............................................    6,600        139,013
     Public Service Enterprises Group, Inc. ................   11,000        440,000
     SCANA Corporation......................................   13,200        425,700
     Texas Utilities Company................................    5,502        256,875
     USEC, Inc. ............................................    7,400        102,675
                                                                         -----------
                                                                           4,553,507
                                                                         -----------
UTILITY--TELEPHONE--8.6%
     AT&T Corporation.......................................   13,600      1,023,400
     ALLTEL Corporation.....................................   13,600        813,450
     Bell Atlantic Corporation..............................   11,980        634,940
     GTE Corporation........................................    1,400         91,000
     SBC Communications, Inc. ..............................   16,090        862,826
                                                                         -----------
                                                                           3,425,616
                                                                         -----------
     Total common stocks (cost $29,850,158).................              39,547,504
                                                                         -----------

                                                              PRINCIPAL
             VARIABLE RATE DEMAND NOTES*--0.6%                 AMOUNT
--------------------------------------------------------------------------------------
     General Mills, Inc., 5.2337%                             $156,318         156,318
     Pitney Bowes, Inc., 5.2337%                                73,634          73,634
                                                                           -----------
     Total variable rate demand notes (cost $229,952)                          229,952
                                                                           -----------
Total investments--99.9% (cost $30,080,110)                                 39,777,456
Other assets in excess of liabilities--0.1%                                     54,444
                                                                           -----------
     TOTAL NET ASSETS--100.0%...............................               $39,831,900
                                                                           ===========

---------------

  * Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1998.

                     See Notes to the Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
December 31, 1998

ASSETS:
     Investments, at value (cost $30,080,110)...............   $39,777,456
     Dividends and interest receivable......................        96,722
     Receivable for investments sold........................        64,042
     Prepaid expenses.......................................         1,663
                                                               -----------
          Total assets......................................    39,939,883
                                                               -----------
LIABILITIES:
     Payable to Advisor.....................................           844
     Payable for investments purchased......................        81,647
     Accrued expenses and other liabilities.................        25,492
                                                               -----------
          Total liabilities.................................       107,983
                                                               -----------
          Net assets........................................   $39,831,900
                                                               ===========
NET ASSETS CONSIST OF:
     Paid in capital........................................   $29,684,645
     Undistributed net investment income....................        17,265
     Undistributed net realized gains on investments........       432,644
     Net unrealized appreciation on investments.............     9,697,346
                                                               -----------
          Net assets........................................   $39,831,900
                                                               ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
     Shares outstanding (unlimited shares of no par value
      authorized)...........................................     2,470,539
     Net asset value per share (offering and redemption
      price)................................................   $     16.12
                                                               ===========

                     See Notes to the Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
Six Months Ended December 31, 1998

INVESTMENT INCOME
  Income *
     Dividends..............................................  $   553,179
     Interest...............................................        4,734
                                                              -----------
          Total income......................................      557,913
                                                              -----------
  Expenses
     Advisory fee...........................................      100,346
     Legal and auditing fees................................        3,100
     Custodian fees and expenses............................        5,155
     Accounting fee.........................................        6,509
     Administration fee.....................................        2,075
     Trustees' fees and expenses............................        1,710
     Reports to shareholders................................        2,000
     Other expenses.........................................        1,134
                                                              -----------
          Total expenses....................................      122,029
     Less, expense reimbursement............................      (21,683)
                                                              -----------
          Net expenses......................................      100,346
                                                              -----------
  Net investment income.....................................      457,567
                                                              -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Net realized gain on securities transactions...........      972,662
     Net change in unrealized depreciation of securities....   (2,301,284)
                                                              -----------
          Net loss on investments...........................   (1,328,622)
                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  (871,055)
                                                              ===========
---------------
* Net of Foreign Taxes withheld.............................  $        50
                                                              ===========

                     See Notes to the Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED
                                                            DECEMBER 31, 1998         YEAR ENDED
                                                               (UNAUDITED)           JUNE 30, 1998
                                                            -----------------        -------------
OPERATIONS:
     Net investment income................................     $   457,567            $   857,023
     Net realized gain on securities transactions.........         972,662              3,890,091
     Net change in unrealized appreciation (depreciation)
       of securities......................................      (2,301,284)             3,049,489
                                                               -----------            -----------
          Net increase (decrease) in net assets resulting
            from operations...............................        (871,055)             7,796,603
                                                               -----------            -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income................................        (440,612)              (862,305)
     Net realized gain on securities transactions.........      (3,955,702)            (2,201,788)
                                                               -----------            -----------
          Total dividends and distributions...............      (4,396,314)            (3,064,093)
                                                               -----------            -----------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold........................               0                      0
     Shares issued in connection with payment of dividends
       and distributions..................................       4,396,314              3,064,093
     Cost of shares redeemed..............................         (22,500)               (30,000)
                                                               -----------            -----------
          Net increase in net assets from Fund share
            transactions..................................       4,373,814              3,034,093
                                                               -----------            -----------
Total increase (decrease) in net assets...................        (893,555)             7,766,603
NET ASSETS:
     Beginning of year....................................      40,725,455             32,958,852
                                                               -----------            -----------
     End of year*.........................................     $39,831,900            $40,725,455
                                                               ===========            ===========
*Including undistributed net investment income of:........     $    17,265            $       310
                                                               ===========            ===========
CHANGES IN SHARES OUTSTANDING:
     Shares sold..........................................               0                      0
     Shares issued in connection with payment of dividends
       and distributions..................................         276,038                178,122
     Shares redeemed......................................          (1,349)                (1,656)
                                                               -----------            -----------
          Net increase....................................         274,689                176,466
                                                               ===========            ===========

                     See Notes to the Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
December 31, 1998

NOTE 1. ACCOUNTING POLICIES. The Equity Fund for Insurance Companies (the "Fund") is a series of Hotchkis and Wiley Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on August 22, 1984 and registered under the Investment Company Act of 1940. The Fund commenced operations on January 29, 1993. The sole shareholder of the Fund is The Prudential Insurance Company of America. The Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. In addition to the Fund, the Trust also offers the Balanced Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Low Duration Fund, the Short-Term Investment Fund, the Total Return Bond Fund, the Mid-Cap Fund, and the Global Equity Fund (collectively, the "Funds"). The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

               SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

               FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

               EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets,
          (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
December 31, 1998

               USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

               DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared at least annually.

               OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2. INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at an annual rate of 0.60% of the first $10 million of the Fund's average daily net assets, and 0.50% of the average daily net assets in excess of $10 million.

               The Advisor provides continuous supervision of the investment portfolio and pays all of the operating expenses relating to the Fund other than the advisory fee. For the six months ended December 31, 1998, the Advisor paid $21,683 of operating expenses on behalf of the Fund.

               As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Funds has adopted procedures which allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3. PURCHASES AND SALES OF SECURITIES. Purchases and sales of investment securities, other than short-term investments, for the six months ended December 31, 1998 were $2,877,466 and $2,464,125, respectively. There were no purchases or sales of long-term U.S. government securities.

               At December 31, 1998 (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $9,697,346, of which $11,778,787 related to appreciated securities and $2,081,441 related to depreciated securities. At December 31, 1998, the cost of investments for book and federal income tax purposes was $30,080,110.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                       ENDED                       YEAR ENDED JUNE 30,
                                                 DECEMBER 31, 1998    ----------------------------------------------
                                                    (UNAUDITED)        1998      1997      1996      1995      1994
                                                 -----------------     ----      ----      ----      ----      ----
Net Asset Value, Beginning of Year..............      $18.55          $16.32    $13.51    $11.53    $ 9.89    $10.31
                                                      ------          ------    ------    ------    ------    ------
  Income from Investment Operations:
    Net investment income.......................        0.20            0.41      0.39      0.34      0.41      0.40
    Net realized and unrealized gain (loss) on
      investments...............................       (0.64)           3.31      3.30      2.26      1.59     (0.24)
                                                      ------          ------    ------    ------    ------    ------
    Total from investment operations............       (0.44)           3.72      3.69      2.60      2.00      0.16
                                                      ------          ------    ------    ------    ------    ------
  Less Distributions:
    Dividends (from net investment income)......       (0.20)          (0.41)    (0.40)    (0.40)    (0.34)    (0.38)
    Distributions (from realized gains).........       (1.79)          (1.08)    (0.48)    (0.22)    (0.02)    (0.20)
                                                      ------          ------    ------    ------    ------    ------
    Total distributions.........................       (1.99)          (1.49)    (0.88)    (0.62)    (0.36)    (0.58)
                                                      ------          ------    ------    ------    ------    ------
Net Asset Value, End of Year....................      $16.12          $18.55    $16.32    $13.51    $11.53    $ 9.89
                                                      ======          ======    ======    ======    ======    ======
Total Return....................................       (2.17%)++       23.69%    28.20%    22.93%    20.62%     1.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)..............      $ 39.8           $40.7     $33.0     $24.6     $17.4     $10.5
Ratio of expenses to average net assets:
    Before expense reimbursement................        0.63%+          0.73%     0.75%     0.76%     1.05%     1.20%
    After expense reimbursement.................        0.52%+          0.52%     0.53%     0.54%     0.58%     0.60%
Ratio of net investment income to average net
  assets:
    Before expense reimbursement................        2.25%+          2.06%     2.50%     2.78%     3.58%     3.32%
    After expense reimbursement.................        2.36%+          2.27%     2.72%     3.00%     4.03%     3.91%
Portfolio turnover..............................           6%             21%       22%       21%       29%       26%

 + Annualized
++ Not Annualized

                     See Notes to the Financial Statements.
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